Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Parenthetical) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Incremental interest payable	¥ 223,084